Schedule of Investments(a)
November 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.28%
Alternative Carriers–1.58%
CenturyLink, Inc.	281,200	$2,938,540
Aluminum–0.41%
Arconic Corp.(b)	27,700	762,027
Application Software–3.00%
Cadence Design Systems, Inc.(b)	23,900	2,779,570
Citrix Systems, Inc.	22,500	2,788,200
		5,567,770
Asset Management & Custody Banks–1.01%
Artisan Partners Asset Management, Inc., Class A	14,300	643,500
Janus Henderson Group PLC (United Kingdom)	20,300	579,159
T. Rowe Price Group, Inc.	4,600	659,686
		1,882,345
Automotive Retail–1.84%
AutoNation, Inc.(b)	14,600	894,834
Lithia Motors, Inc., Class A	2,800	810,040
Murphy USA, Inc.	13,300	1,705,060
		3,409,934
Biotechnology–11.57%
Alexion Pharmaceuticals, Inc.(b)	21,700	2,649,787
Amgen, Inc.	14,300	3,175,172
Biogen, Inc.(b)	5,760	1,383,379
Emergent BioSolutions, Inc.(b)	11,600	950,388
Gilead Sciences, Inc.	44,500	2,699,815
Neurocrine Biosciences, Inc.(b)	4,600	436,724
Regeneron Pharmaceuticals, Inc.(b)	5,540	2,858,806
Seagen, Inc.(b)	9,450	1,609,430
United Therapeutics Corp.(b)	21,700	2,878,288
Vertex Pharmaceuticals, Inc.(b)	12,450	2,835,487
		21,477,276
Building Products–0.30%
Carrier Global Corp.	14,500	552,015
Cable & Satellite–1.14%
Charter Communications, Inc., Class A(b)	3,260	2,125,487
Computer & Electronics Retail–1.45%
Best Buy Co., Inc.	24,800	2,698,240
Data Processing & Outsourced Services–1.16%
Western Union Co. (The)	95,100	2,145,456
Distributors–0.24%
Pool Corp.	1,280	443,021
Diversified Banks–0.33%
Canadian Imperial Bank of Commerce (Canada)	7,300	614,660
Shares		Value
Diversified Support Services–0.16%
Ritchie Bros. Auctioneers, Inc. (Canada)	4,200	$301,602
Electric Utilities–0.08%
Fortis, Inc. (Canada)	3,600	144,972
Electronic Equipment & Instruments–0.17%
Vontier Corp.(b)	9,400	311,798
Fertilizers & Agricultural Chemicals–0.13%
Scotts Miracle-Gro Co. (The)	1,400	246,078
Food Retail–1.80%
Kroger Co. (The)	81,000	2,673,000
Sprouts Farmers Market, Inc.(b)	31,700	671,089
		3,344,089
General Merchandise Stores–2.99%
Dollar General Corp.	7,650	1,672,137
Target Corp.	21,650	3,886,826
		5,558,963
Health Care Distributors–5.19%
AmerisourceBergen Corp.	29,000	2,990,190
Cardinal Health, Inc.	57,500	3,138,925
McKesson Corp.	19,500	3,508,245
		9,637,360
Health Care Equipment–1.15%
Hologic, Inc.(b)	30,900	2,136,117
Health Care Facilities–0.44%
HCA Healthcare, Inc.	5,500	825,605
Health Care Services–2.61%
DaVita, Inc.(b)	32,300	3,548,155
Laboratory Corp. of America Holdings(b)	3,050	609,512
Quest Diagnostics, Inc.	5,500	681,890
		4,839,557
Health Care Supplies–0.24%
West Pharmaceutical Services, Inc.	1,650	454,014
Home Improvement Retail–3.29%
Home Depot, Inc. (The)	10,800	2,996,028
Lowe’s Cos., Inc.	19,950	3,108,609
		6,104,637
Homebuilding–0.43%
Lennar Corp., Class A	10,500	796,530
Household Products–1.46%
Clorox Co. (The)	13,350	2,709,516
Housewares & Specialties–0.39%
Newell Brands, Inc.	33,800	718,588
Hypermarkets & Super Centers–1.05%
Walmart, Inc.	12,800	1,955,712

See accompanying notes which are an integral part of this schedule.
Invesco Low Volatility Equity Yield Fund

Shares		Value
Industrial Machinery–0.18%
Otis Worldwide Corp.	4,900	$328,006
Integrated Telecommunication Services–3.01%
BCE, Inc. (Canada)	54,500	2,363,120
Verizon Communications, Inc.	53,400	3,225,894
		5,589,014
Interactive Home Entertainment–3.66%
Activision Blizzard, Inc.	37,000	2,940,760
Electronic Arts, Inc.(b)	23,200	2,963,800
Take-Two Interactive Software, Inc.(b)	4,900	884,499
		6,789,059
Internet & Direct Marketing Retail–2.11%
eBay, Inc.	63,500	3,202,305
Qurate Retail, Inc., Class A	68,700	719,289
		3,921,594
IT Consulting & Other Services–3.76%
Amdocs Ltd.	27,700	1,822,937
Booz Allen Hamilton Holding Corp.	33,700	2,924,823
Cognizant Technology Solutions Corp., Class A	25,800	2,015,754
Perspecta, Inc.	9,300	208,506
		6,972,020
Life Sciences Tools & Services–1.37%
Thermo Fisher Scientific, Inc.	5,480	2,548,090
Movies & Entertainment–0.14%
Madison Square Garden Entertainment Corp.(b)	3,300	250,833
Office REITs–0.05%
Highwoods Properties, Inc.	2,500	95,750
Oil & Gas Exploration & Production–1.28%
Canadian Natural Resources Ltd. (Canada)	103,900	2,373,076
Oil & Gas Storage & Transportation–4.48%
Antero Midstream Corp.	35,900	241,966
Enbridge, Inc. (Canada)	86,600	2,702,786
Kinder Morgan, Inc.	207,500	2,983,850
Williams Cos., Inc. (The)	113,800	2,387,524
		8,316,126
Packaged Foods & Meats–10.25%
Campbell Soup Co.	58,800	2,941,176
Conagra Brands, Inc.	77,500	2,833,400
Flowers Foods, Inc.	35,500	787,745
General Mills, Inc.	56,400	3,430,248
Hain Celestial Group, Inc. (The)(b)	29,500	1,135,750
JM Smucker Co. (The)	21,700	2,543,240
Kellogg Co.	36,800	2,351,888
Kraft Heinz Co. (The)	91,400	3,010,716
		19,034,163
Paper Packaging–0.79%
International Paper Co.	29,700	1,469,556
Personal Products–0.30%
Nu Skin Enterprises, Inc., Class A	10,700	551,157
Shares		Value
Pharmaceuticals–2.86%
Eli Lilly and Co.	18,500	$2,694,525
Johnson & Johnson	14,800	2,141,264
Viatris, Inc.(b)	28,200	474,324
		5,310,113
Property & Casualty Insurance–0.95%
Allstate Corp. (The)	17,300	1,770,655
Publishing–0.10%
News Corp., Class A	10,600	187,090
Regional Banks–1.67%
First Republic Bank	24,000	3,109,440
Restaurants–1.69%
Domino’s Pizza, Inc.	6,880	2,700,882
Papa John’s International, Inc.	5,500	441,980
		3,142,862
Specialized Consumer Services–0.10%
Terminix Global Holdings, Inc.(b)	3,600	176,508
Specialized REITs–1.25%
CubeSmart	5,300	172,409
Equinix, Inc.	745	519,854
Extra Space Storage, Inc.	5,100	574,923
Life Storage, Inc.	9,600	1,053,312
		2,320,498
Specialty Stores–1.25%
Tractor Supply Co.	16,500	2,323,365
Steel–1.42%
Commercial Metals Co.	34,600	688,886
Reliance Steel & Aluminum Co.	16,600	1,955,480
		2,644,366
Systems Software–3.83%
Fortinet, Inc.(b)	6,700	825,641
Microsoft Corp.	16,400	3,510,748
Oracle Corp.	48,100	2,776,332
		7,112,721
Technology Distributors–0.62%
Arrow Electronics, Inc.(b)	12,500	1,145,625
Thrifts & Mortgage Finance–1.88%
New York Community Bancorp, Inc.	228,000	2,209,320
PennyMac Financial Services, Inc.	22,300	1,285,372
		3,494,692
Tobacco–1.88%
Altria Group, Inc.	69,300	2,760,219
Philip Morris International, Inc.	9,700	734,775
		3,494,994
Trucking–0.79%
Werner Enterprises, Inc.	36,700	1,467,633
Total Common Stocks & Other Equity Interests (Cost $164,617,855)		180,640,915
See accompanying notes which are an integral part of this schedule.
Invesco Low Volatility Equity Yield Fund

Principal Amount		Value
U.S. Treasury Securities–0.39%
U.S. Treasury Bills–0.39%
0.23%, 03/11/2021 (Cost $724,753)(c)(d)	$725,000	$724,858
Shares
Money Market Funds–2.18%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(e)(f)	1,461,494	1,461,494
Invesco Liquid Assets Portfolio, Institutional Class, 0.07%(e)(f)	905,581	905,943
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	1,670,279	$1,670,279
Total Money Market Funds (Cost $4,037,817)		4,037,716
TOTAL INVESTMENTS IN SECURITIES–99.85% (Cost $169,380,425)		185,403,489
OTHER ASSETS LESS LIABILITIES—0.15%		284,231
NET ASSETS–100.00%		$185,687,720
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,571,826	$1,661,355	$(1,771,687)	$-	$-	$1,461,494	$60
Invesco Liquid Assets Portfolio, Institutional Class	984,933	1,186,683	(1,265,490)	(274)	91	905,943	193
Invesco Treasury Portfolio, Institutional Class	1,796,373	1,898,691	(2,024,785)	-	-	1,670,279	55
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	2,037,076	(2,037,076)	-	-	-	6*
Invesco Private Prime Fund	-	968,203	(968,203)	-	-	-	11*
Total	$4,353,132	$7,752,008	$(8,067,241)	$(274)	$91	$4,037,716	$325

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	25	December-2020	$4,529,000	$166,181	$166,181
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Low Volatility Equity Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$180,640,915	$—	$—	$180,640,915
U.S. Treasury Securities	—	724,858	—	724,858
Money Market Funds	4,037,716	—	—	4,037,716
Total Investments in Securities	184,678,631	724,858	—	185,403,489
Other Investments - Assets*
Futures Contracts	166,181	—	—	166,181
Total Investments	$184,844,812	$724,858	$—	$185,569,670

*	Unrealized appreciation.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Low Volatility Equity Yield Fund